Share capital	9 Months Ended
Sep. 30, 2020
Share capital
Share capital

11.Share capital

Authorized share capital

Unlimited number of common shares without par value.

At September 30, 2020, the Company had 77,789,748 issued and outstanding common shares (December 31, 2019 – 37,049,374).

On March 27, 2020, the Company contracted with Stifel, Nicolaus & Company, Incorporated and Roth Capital Partners, LLC (each, an “Agent”, and collectively, the “Agents”) to sell common shares of the Company (the “Shares”) having an aggregate offering price of up to US$30,000,000 through the Agents (the “Sales Agreement). On July 13, 2020, the Company and the Agents amended the Sales Agreement to increase the aggregate offering price  up to USD $59,500,000.

In accordance with the terms of the Sales Agreement, the Company may offer and sell Shares from time to time through the Agent selected by the Company (the “Designated Agent”), acting as sales agent or, with consent of the Company, as principal. The shares may be offered and sold by any method permitted by law deemed to be an “at the market” (“ATM”) offering as defined in Rule 415 promulgated under the Securities Act, including sales made directly on or through the Nasdaq Capital Market (“Nasdaq”) or on any other existing trading market for the Shares, and, if expressly authorized by the Company, in negotiated transactions.

From March 30, 2020 to September 24, 2020, the Company issued 28,978,936 common shares for the ATM offering under the Sales Agreement for gross proceeds of $79,824,390 (US$59,499,999). Share issue costs related to the ATM offering were $2,857,829.

On June 10, 2020, the Company entered into definitive agreements with institutional investors to sell an aggregate of 10,000,000 common shares of the Company at a price of USD $2.00 per share for gross proceeds of USD $20,000,000 (the "Offering"). The Offering was priced "at market" under the rules of Nasdaq. The Offering was closed on June 12, 2020. The Company received gross proceeds of $27,174,615 with share issue costs of $1,834,286 (USD $1,350,000).

On June 16, 2020, the Company issued 187,500 shares at a price of $0.80 per share for gross proceeds of $150,000 for warrants exercised by certain investors.

On June 25, 2020, the Company issued 25,000 shares at a price of $0.30 per share for gross proceeds of $7,500 for stock options exercised by certain Plan participants.

From July 8 to August 13, 2020, the Company issued 1,274,000 shares at a price of USD $2.56 per share for gross proceeds of $4,427,429  (USD $3,261,440) pursuant to the exercise of warrants by certain investors. These warrants were granted to investors through a concurrent offering of 4,250,000 common shares on November 9, 2018.

On July 7, 2020, the Company issued 28,517 shares at a price of USD $3.20 per share for no consideration in relation to 75,315 warrants exercised by a placement agent granted under a Placement Agent Agreement on November 9, 2018.

From July 9 to September 29, 2020, the Company issued 111,250 shares at prices ranging from of $2.00 to $4.00 per share for gross proceeds of $242,500 for warrants exercised by investors.

From July 8 to July 27, 2020, the Company issued 135,171 shares at prices ranging from of $0.30 to $2.00 per share for gross proceeds of $88,644 for options exercised by certain Plan participants.

Basic and fully diluted loss per share

The calculation of basic and fully diluted loss per share for the nine months ended September 30, 2020 was based on the net loss attributable to common shareholders of $29,736,379 (September 30, 2019 – $22,682,124) and the weighted average number of common shares outstanding of 51,080,739 (September 30, 2019 – 35,651,311). Fully diluted loss per share did not include the effect of stock options and warrants as the effect would be anti-dilutive.

Stock options

The Company adopted a Stock Incentive Plan (the Plan) on July 9, 2020, which provides that the Board of Directors of the Company may from time to time, in its discretion, grant to directors, officers, employees and consultants to the Company non-transferable stock options to purchase common shares, provided that the number of common shares reserved for issuance will not exceed 30,000,000. Such stock options will be exercisable for a period of up to 10 years from the date of grant. Stock options may be exercised no later than 90 days following cessation of the optionee’s position with the Company unless anc exercise extension has been approved in advance by the Plan Administrator.

Stock options granted vest based on terms and conditions set out in the stock option agreements themselves.

On exercise, each stock option allows the holder to purchase one common share of the Company.

The changes in stock options during the nine months ended September 30, 2020 were as follows:

		September 30, 2020
	Number of options	Weighted average exercise price
Options outstanding, beginning	12,908,315	$2.07
Options granted	1,495,000	4.51
Options exercised	(160,171)	0.60
Options expired and forfeited	(762,706)	2.10
Options cancelled	(105,000)	8.45
Options outstanding, ending	13,375,438	$2.18

Details of stock options outstanding as at September 30, 2020 were as follows:

	Weighted average	Number of options	Number of options
Exercise price	contractual life	outstanding	exercisable
$0.30	1.70	2,164,773	2,164,773
$0.80	1.88	474,711	474,711
$2.00	1.85	263,434	247,533
$1.80 USD	6.05	120,000	110,000
$1.91 USD	6.19	5,050,000	2,254,449
$2.45 USD	5.85	1,250,000	1,250,000
$2.53 USD	5.86	131,818	131,818
$2.62 USD	1.73	700,000	262,500
$3.40 USD	4.69	1,228,182	1,228,182
$3.41 USD	6.81	1,458,750	509,580
$5.00 USD	1.84	347,834	347,834
$6.18 USD	4.86	38,544	27,088
$9.60 USD	4.08	147,392	105,893
		13,375,438	9,114,361

The weighted average grant date fair value of stock options granted during the nine months ended September 30, 2020 was $2.16 (September 30, 2019 - $1.83).

During the three and nine months ended September 30, 2020, the Company recognized stock-based compensation expense of $2,414,892 and $6,364,974 (three and nine months ended September 30, 2019 -  $1,597,779 and $4,148,806), respectively.The Company also recognized stock-based compensation from DSUs and RSUs granted during the period. See discussion in the respective sections below

Warrants

On exercise, each warrant allows the holder to purchase one common share of the Company.

The changes in warrants during the nine months ended September 30, 2020 and year ended December 31, 2019 were as follows:

	September 30, 2020		December 31, 2019
	Number of	Weighted average	Number of	Weighted average
	warrants	exercise price	warrants	exercise price
Warrants outstanding, beginning	20,603,396	$4.64	22,369,718	$5.03
Warrants issued	—	—	—	—
Warrants exercised	(1,648,065)	3.07	(1,116,322)	3.26
Warrants expired	—	—	(650,000)	19.93
Warrants outstanding, ending	18,955,331	$4.84	20,603,396	$4.64

At September 30, 2020, all warrants outstanding were exercisable. Details of warrants outstanding as at September 30, 2020 were as follows:

	Weighted average	Number of warrants
Exercise Price	contractual life	outstanding
Non-Transferable Warrants
$0.80 CAD - $16.00 CAD	1.09 years	10,711,309
$2.00 USD - $24.00 USD	3.33 years	3,742,654
Transferable Warrants
$4.25 USD	2.85 years	4,501,368
Warrants outstanding, ending	1.95 years	18,955,331

DSUs

DSUs are stock-based awards that may be granted by the Company to certain eligible participants pursuant to its Plan. DSUs are accounted for as equity-settled share based payment transactions as the terms of a DSU provide the Company with the choice of whether to settle in cash or by issuing equity instruments. The Company measures the cost of equity-settled share-based transactions by reference to the fair value of the equity instruments at the date at which they are granted and is recorded in the statement of comprehensive loss in the period they are granted (immediate vesting)

The changes in DSUs during the nine months ended September 30, 2020 were as follows:

	September 30, 2020
	Number of options	Weighted average exercise price
DSUs outstanding, beginning	—	$—
DSUs granted	44,623	4.51
DSUs exercised	—	—
DSUs outstanding, ending	44,623	$4.51

Details of DSUs outstanding as at September 30, 2020 are as follows:

			Number of DSUs
Exercise price	Weighted average contractual life	Number of DSUs outstanding	exercisable
$3.41 USD	9.81	44,623	44,623

During the three and nine months ended September 30, 2020, the Company recognized stock-based compensation expense of $204,165 (three and nine months ended September 30, 2019 - $Nil) for DSUs granted during the period.

RSUs

RSUs are stock-based awards that may be granted by the Company to certain eligible participants pursuant to its current Stock Incentive Plan (the “Plan”) which was ratified by Company shareholders on July 9, 2020.. RSUs are accounted for as equity-settled share based payment transactions as the obligations under an RSU will be settled through the issuance of common shares. The Company measures the cost of equity-settled share-based transactions by reference to the fair value of the equity instruments at the date at which they are granted and is recorded in the statement of comprehensive loss over the vesting period.

The changes in RSUs during the nine months ended September 30, 2020 were as follows:

	September 30, 2020
	Number of options	Weighted average exercise price
RSUs outstanding, beginning	—	$—
RSUs granted	507,849	4.55
RSUs exercised	—	—

RSUs outstanding, ending	507,849	$4.55

Details of RSUs outstanding as at September 30, 2020 were as follows:

Exercise price	Weighted average contractual life	Number of RSUs outstanding	Number of RSUs exercisable
$3.44 USD	9.81	507,849	—

During the three and nine months ended September 30, 2020, the Company recognized stock-based compensation expense of $361,295 (three and nine months ended September 30, 2019 - $ Nil) for RSUs granted during the period.